Convertible Loan	12 Months Ended
Dec. 31, 2017
Convertible Loan [Abstract]
Convertible loan

11. Convertible loan

On July 31, 2017 the unsecured convertible loan for $300,000, which was issued on September 7, 2016, was converted by the holder into units of the Company at a price of $1 per unit. Each unit consisted of one common share and one non-transferable common share purchase warrant with each warrant entitling the subscriber to acquire one additional share at a price of $2 per warrant share for a period of five years from September 7, 2016. Previously, on October 5, 2016, the Company issued 26,250 units at a price of $1 per unit with a fair value of $43,102 for third party finder’s fees regarding the convertible loan.

The loan was non-interest bearing. The fair value of the liability component was calculated using a market interest rate for an equivalent non-convertible loan, which the Company determined to be 15%.  The residual amount, representing the value of the equity conversion option, was included in shareholders equity as the equity component of the convertible loan. The implicit interest rate for the convertible loan was 15% per annum. The carrying value of the liability component was being accreted to the face value of the convertible loan over the period from issuance to the maturity date of September 7, 2017.

Unsecured Convertible Loan issued September 7, 2016	December 31, 2017	December 31, 2016
Balance, beginning	$243,676	-
Proceeds from issue of convertible loan	-	$300,000
Amount allocated to equity on issue of convertible loan	-	(39,130)
Convertible loan issue costs	-	(43,102)
Interest accretion expense	47,763	25,908
Conversion to common shares (Note 13)	(291,439)	-
Balance, ending	$-	$243,676

On July 31, 2017 the Company issued an unsecured convertible loan in the amount of $1,000,034, convertible into units of the Company at a price of $1 per unit. Each unit consisted of one common share and one non-transferable common share purchase warrant with each warrant entitling the subscriber to acquire one additional share at a price of $2 per warrant share for a period of five years from July 31, 2017. On September 30, 2017, the Company issued 100,001 common shares at a price of $1 per share with a fair value of $100,001 for third party finder’s fees regarding the convertible loan.

The loan was non-interest bearing. The fair value of the liability component was calculated using a market interest rate for an equivalent non-convertible loan, which the Company determined to be 15%. The residual amount, $130,439, representing the value of the equity conversion option, was included in shareholders equity as the equity component of the convertible loan. The implicit interest rate for the convertible loan was 15% per annum. The carrying value of the liability component was being accreted to the face value of the convertible loan over the period from issuance to the maturity date of July 31, 2018.

On September 29, 2017 the convertible loan was converted by the holder into 1,000,034 units of the Company at a price of $1 per unit.

Unsecured Convertible Loan issued July 31, 2017	December 31, 2017
Proceeds from issue of convertible loan	$1,000,034
Amount allocated to equity on issue of convertible loan	(130,439)
Debt issue costs	(86,958)
Interest accretion expense	21,799
finder’s fee accretion	14,533
Conversion to common shares (Note 13)	(818,969)
$-

On October 17, 2017 the Company issued an unsecured convertible loan for USD $1,152,289 (CAD $1,441,191), which is convertible by the holder into units of the Company at a price of USD $3.60 (CAD $4.4897) per unit. Each unit consists of one common share and one non-transferable common share purchase warrant with each warrant entitling the subscriber to acquire one additional share at a price of USD $7.20 per share for a period of five years from date of issue. On November 27, 2017, the Company issued 32,008 common shares at a price of USD $6 (CAD $7.47) per share with a fair value of USD $192,048 (CAD $244,010) for third party finder’s fees regarding the convertible loan.

The convertible loan is denominated in US dollars; however, the functional currency of the Company is the Canadian dollar. Consequently, the value of the proceeds on conversion is not fixed and will vary based on foreign exchange rate movements. The convertible loan is therefore a derivative liability comprising a derivative liability relating to the conversion feature and derivative liability relating to the warrant and each are measured at fair value at each reporting period. Any changes in fair value from period to period are recorded as non-cash gain or loss in the consolidated statement of net loss and comprehensive loss. Upon issue the fair value of the conversion feature was $708,319 and the fair value of the warrants was $732,772. $100 was allocated to the loan.

On November 27, 2017 the convertible loan for USD $1,152,289 (CAD $1,441,191) was converted by the holder into 320,080 units of the Company at a price of USD $3.60 (CAD $4.4897) per unit. Upon conversion the conversion feature was remeasured to fair value and $377,868 was credited to share capital, along with a gain on derivative liability of $330,551. Upon conversion, the warrants in the unit were also recorded as a derivative liability (Note 12).

Unsecured Convertible Loan issued October 17, 2017	December 31, 2017
Proceeds from issue of convertible loan (USD $1,152,289)	$1,441,191
Amount allocated to fair value of conversion feature	(708,319)
Amount allocated to fair value of warrants	(732,772)
Conversion to common shares (Note 13)	(100)
$-